Commitments and Contingencies - Majestic Dragon (Details) - USD ($) $ in Thousands		9 Months Ended
	Jul. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Liability		$ 2,776	$ 3,250
Majestic Dragon Financial Services Ltd.
Other Commitments [Line Items]
Majestic Dragon agreement details	consulting and advisory services to the Company commencing on the closing of the Hertford Agreement, dated as of July 31, 2021, for a term ending on the date on which Majestic Dragon and its affiliates or any funds managed by Majestic Dragon cease to own, directly or indirectly, any equity interests of the Company (the “Majestic Dragon Advisory Agreement”)
Advisory fee	3.00%
Majestic Dragon contingent consideration	100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year
Consulting and advisory expenses		3,500
Adjustment reducing liability		1,500
Liability		$ 2,000